ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2020	2021
	RMB	RMB
Salaries and welfare payables	111,344	170,813
Payables to retailers on JDDJ(1)	168,484	143,268
Accrued marketing expenses for JDDJ	73,313	106,307
Advance for online marketing services	24,816	48,518
Deposits from retailers and outsourced agencies	44,751	39,423
Advance for delivery service(2)	29,604	23,894
Professional fee payable	15,108	23,520
Proceeds payable to employees in connection with their sale of ordinary shares	110,103	9,592
Tax payables	205,303	12,693
Others	32,165	42,378
Total	814,991	620,406

Notes:

(1)   Payables to retailers on JDDJ represent cash collected on behalf of retailers for goods sold through JDDJ.

(2)   Advance for delivery service represents the prepayments for on-demand delivery services. The amount is refundable if no service is provided.